JNL/DFA U.S. Micro Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the JNL/DFA U.S. Micro Cap Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		JNL/DFA U.S. Micro Cap Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.20%
Other Expenses	[1]	0.17%
Total Annual Fund Operating Expenses	[2]	1.17%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or the "Adviser").
[2]	Expense information has been restated to reflect current fees.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNL/DFA U.S. Micro Cap Fund	119	372	644	1,420

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19 % of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro-cap companies. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. micro-cap company, the greater its representation in the Fund. Dimensional Fund Advisors LP, the Fund’s sub-adviser (the “ Sub-Adviser”) may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, profitability and other factors that the Sub-Adviser determines to be appropriate, given market conditions. In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro-cap companies. As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers micro-cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser. When implementing its strategy, the Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 5% of total market capitalization but may also purchase securities of companies above this range that are considered micro-cap companies under the Sub-Adviser’s market capitalization guidelines. Under the Sub-Adviser’s market capitalization guidelines described above, as of December 31, 2014, the market capitalization of a micro-cap company was $1,961 million or below.

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on expected cash inflows to or outflows from the Fund. The Fund does not intend to use derivatives for the purposes of speculation or leveraging investment returns.

The Fund may lend its portfolio securities to generate additional income.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]

An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•	Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to liquidity risk, interest rate risk, market risk, counterparty risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index.

•	Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

•	Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•	Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•	Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

•	Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices that have investment characteristics similar to those of the Fund . The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Bar Chart Narrative [Text Block]	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Total Returns as of December 31
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter
Highest Quarterly Return, Date	Mar. 31, 2013
Highest Quarterly Return	11.77%
Lowest Quarterly Return, Label	Worst Quarter
Lowest Quarterly Return, Date	Sep. 30, 2014
Lowest Quarterly Return	(7.75%)
Performance Table Heading	Average Annual Total Returns as of December 31, 2014
Performance [Table]
Average Annual Total Returns	1 Year	Life of Fund	Inception Date
JNL/DFA U.S. Micro Cap Fund	2.05%	18.59%	Sep. 10, 2012
JNL/DFA U.S. Micro Cap Fund Russell Microcap Index (reflects no deduction for fees, expenses or taxes)	3.66%	20.68%	Sep. 10, 2012
JNL/DFA U.S. Micro Cap Fund Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	4.89%	18.59%	Sep. 10, 2012